Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 723,586	$ 617,634	$ 691,695
Net carrying value of sold on fixed assets	70,644
Gain on sale of fixed assets	$ 654,138
Loss on disposal of fixed assets		$ 19,051